Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule Of Inventories

	September 30,	December 31,
	2022	2021
	(Unaudited)
Work in progress	$416,509	$196,553
Inventory, net	$416,509	$196,553

	December 31,	December 31,
	2021	2020
Work in progress	$196,553	$—
Inventory, net	$196,553	$—